Tax liabilities	12 Months Ended
Jun. 30, 2023
Tax liabilities
Tax liabilities

22.    Tax liabilities

Tax liabilities result from current income taxes.

Changes in Mytheresa Group’s tax liabilities were as follows:

	As of June 30,
(in € thousands)	2021	2022	2023
Beginning of fiscal year	3,853	14,293	25,892
Additions	11,476	12,068	3,701
Utilizations	(466)	(180)	(4,883)
Release	(570)	(289)	(637)
End of fiscal year	14,293	25,892	24,073

The increase in tax liabilities is due to the current income taxes which are calculated based on the respective local taxable income and local tax rules for the period.